SHARE CAPITAL	12 Months Ended
Dec. 31, 2020
Share Capital [Abstract]
SHARE CAPITAL
9.	SHARE CAPITAL

(a)	Authorized:	unlimited number of common shares, no par value
	Issued:	83,184,843 (December 31, 2019: 39,907,681)

Exercise prices of units, certain warrants and options are presented in U.S. currency when they are exercisable in U.S. dollars unless otherwise noted.

June 2020 Offering

On June 10, 2020, the Company completed an offering of securities made pursuant to an agency agreement dated March 17, 2020 between the Company and H.C. Wainwright & Co., LLC (“Wainwright”) for the purchase and sale of 6,500,000 common shares (the “Common Shares”), 11,500,000 common share equivalents (each, a “June 2020 Common Share Equivalent”) and 9,000,000 common share purchase warrants (each a “June 2020 Common Warrant”) for total gross proceeds of approximately $18,000,000 ($16,500,000 net of closing cash costs including cash commissions described below). The Common Shares, June 2020 Common Share Equivalent and June 2020 Common Warrants were sold in fixed combinations at an offering price of $1.00, consisting of one Common Share and one-half June 2020 Common Warrant or one June 2020 Common Share Equivalent and one-half June 2020 Common Warrant. Each June 2020 Common Warrant is convertible into one Common Share at a conversion price of $1.00 per Common Share for a period of four (4) years following the date of the closing of the offering. Each June 2020 Common Share Equivalent is convertible into one Common Share at a conversion price of $0.0001 and will expire when converted in full.

Pursuant to the placement agent agreement, in addition to the cash commission paid to Wainwright of $1,260,000, broker warrants were issued to Wainwright which entitle the holder to purchase 1,260,000 Common Shares at an exercise price of U.S. $1.25 per share prior to expiry on June 10, 2024.

The 11,500,000 June 2020 Common Stock Equivalents were converted during the year for total proceeds of $1,150.

May 2020 Financing

On May 6, 2020, the Company completed a registered direct offering of securities made pursuant to an agency agreement dated March 17, 2020 between the Company and Wainwright that provide for the purchase and sale of 5,514,504 Common Shares of the Company at a per share purchase price of U.S. $0.36268 per Common Share and 2,757,252 unregistered Common Share purchase warrants (each, a “May 2020 Warrant”), resulting in total gross proceeds of $2,000,000 ($1,575,000 net of estimated closing cash costs including cash commission described below). Each May 2020 Warrant is exercisable to purchase one Common Share at an exercise price of U.S. $0.3002 per Common Share for a period of five and one-half (5.5) years following the date of closing of the offering. All of the May 2020 Warrants were exercised during the year.

Pursuant to the placement agency agreement, in addition to the cash commission paid to Wainwright of $140,000, broker warrants were issued to Wainwright which entitle the holder to purchase 386,015 Common Shares at a price of U.S. $0.45335 per share prior to expiry on November 6, 2025. During the year, 260,560 broker warrants were exercised.

March 2020 Offering

On March 27, 2020, the Company completed an offering of securities made pursuant to an agency agreement dated March 17, 2020, between the Company and Wainwright for the purchase and sale of 7,000,000 Common Shares at a per share purchase price of U.S. $0.17 per Common Share and 3,500,000 common share purchase warrants (each, a “March 2020 Warrant”), resulting in total gross proceeds of $1,190,000 ($862,294 net of closing cash costs including cash commission described below). Each March 2020 Warrant is exercisable to purchase one Common Share at an exercise price of U.S. $0.19 per Common Share prior to expiry on March 27, 2025. The March 2020 Warrants were valued at $475,300 based on the value determined by the Black-Scholes model and the balance of $714,700 was allocated to common shares.

Pursuant to the placement agency agreement, in addition to the cash commission paid to Wainwright of $83,300, broker warrants were issued to Wainwright which entitle the holder to purchase 490,000 Common Shares at a price of U.S. $0.2125 per share prior to expiry on March 27, 2025. During the year, 335,650 broker warrants were exercised.

Second Aspire Agreement

On December 23, 2019, the Company entered into a common share purchase agreement (the “Second Aspire Agreement”) with Aspire Capital Fund, LLC (“Aspire”) whereby Aspire committed to purchase up to $35 million of Common Shares, to a maximum of 9,729,777 Common Shares, at Titan’s request from time to time, until June 23, 2022. On commencement of the Second Aspire Agreement, Titan issued to Aspire 973,000 Common Shares as consideration for entering into the Second Aspire Agreement. The value of the Common Shares issued of $423,440 was included in capital and offset by a fee of the same amount plus $35,122 for additional costs incurred.

Between January 3, 2020, and February 13, 2020, the Company issued 4,408,048 Common Shares pursuant to the Second Aspire Agreement as outlined in the following table:

Grant Date	Common shares issued	Value
January 3, 2020	500,000	$219,600
January 6, 2020	500,000	229,300
January 8, 2020	400,000	195,160
January 10, 2020	500,000	247,550
January 17, 2020	600,000	303,000
January 23, 2020	600,000	295,320
February 6, 2020	600,000	282,000
February 13, 2020	708,048	300,000
	4,408,048	$2,071,930

Under the Second Aspire Agreement, the balance remaining on Aspire’s commitment is 4,348,729 Common Shares (with maximum value of $32.9 million), at Titan’s request from time to time, until June 23, 2022.

 January 2020 Equity Transaction

On January 3, 2020, the Company announced that Cambridge Design Partnership Ltd. (“Cambridge”) had subscribed for Common Shares. The Company issued 501,148 Common Shares at a unit price of $0.50 for satisfaction of the trade payable with Cambridge of $250,574.

First Aspire Agreement

On August 29, 2019, the Company entered into a common share purchase agreement (the “First Aspire Agreement”) with Aspire whereby Aspire committed to purchase up to $35 million of Common Shares at Titan’s request from time to time, until February 28, 2022. On commencement of the First Aspire Agreement, Titan immediately sold to Aspire 1,777,325 Common Shares, representing 5.3% of the Common Shares then issued and outstanding, at a price of U.S. $1.6879 per Common Share for gross proceeds of $3.0 million and issued to Aspire 639,837 Common Shares, representing 1.9% of the Common Shares then issued and outstanding, as consideration for entering into the First Aspire Agreement. Northland Securities, Inc. acted as the Company’s agent and financial advisor in connection with the offering and pursuant to an agency agreement, was paid a cash fee of $160,000. Gross proceeds of $3.0 million, net of costs and fees of $417,113, was included in capital.

Subsequent to August 29, 2019 and subject to the First Aspire Agreement, the Company issued Common Shares to Aspire as outlined in the following table:

Grant Date	Common shares issued	Value
August 30, 2019	2,417,162	$3,000,000
November 8, 2019	100,000	42,560
November 8, 2019	100,000	42,560
November 12, 2019	100,000	42,970
November 12, 2019	100,000	42,000
November 13, 2019	100,000	42,970
November 14, 2019	300,000	128,910
November 15, 2019	2,500,000	1,074,250
November 19, 2019	2,067,282	888,311
	7,784,444	$5,304,531

March 2019 Equity Offering

On March 21, 2019, Titan completed an offering of securities made pursuant to an agency agreement dated March 18, 2019 between the Company and Bloom Burton Securities Inc. (“Bloom Burton”). The Company sold 8,455,882 units under the offering at a price of U.S. $3.40 per unit for gross proceeds of approximately $28,750,000 ($25,426,744 net of closing cost including cash commission of $2,012,500). Each unit consisted of one Common Share of the Company and one Common Share purchase warrant, each warrant entitles the holder thereof to acquire one Common Share of the Company at an exercise price of U.S. $4.00 and expiring March 21, 2024. The warrants were valued at $15,897,059 based on the value determined by the Black-Scholes model and the balance of $12,852,941 was allocated to common shares.

Pursuant to the agency agreement, in addition to the cash commission paid to Bloom Burton, broker warrants were issued to Bloom Burton which entitle the holder to purchase 591,911 Common Shares at a price of U.S. $3.40 per share prior to expiry on March 21, 2021. The broker warrants were valued using the Black-Scholes model and the value of $864,190 was accounted for as an increase in the closing costs and allocated between the shares and the warrants.

(b)	Stock Options and Compensation Options

Titan has reserved and set aside up to 15% of the issued and outstanding Common Shares for granting of options to employees, officers, consultants, and advisors. At December 31, 2020, 9,553,956 Common Shares (December 31, 2019: 5,986,152) were available for issue in accordance with the Company’s stock option plan. The terms of these options are determined by the Board of Directors.

For the year ended December 31, 2020, $1,097,358 of stock-compensation expense was recorded (December 31, 2019 – $1,651,119).

Options are granted to directors, officers, employees, and consultants at various times. Options are to be settled by physical delivery of shares. Options and the terms of each issue over the year ended December 31, 2020, are outlined below:

Grant date / recipient	Number of options	Exercise price	Vesting conditions	Contractual life of options
January 28, 2020, options granted to a director	25,765	CDN $0.657	Options vest immediately	7 years
July 30, 2020, options granted to a director	22,425	CDN $1.266	Options vest immediately	7 years
July 30, 2020, options granted to employees	1,350,000	USD $0.962	Options vest as to ¼ of the total number of options granted, every year from grant date	7 years
September 29, 2020, options granted to board members	27,304 19,568	CDN $0.960 USD $0.730	Options vest immediately	7 years
September 30, 2020, options granted to a consultant	4,723	USD $0.745	Options vest immediately	3 years
December 10, 2020, options granted to employees	4,000 623,000	CDN $1.700 USD $1.310	Options vest as to ¼ of the total number of options granted, every year from grant date	7 years

A summary of the status of the Company’s outstanding stock options as of December 31, 2020 and December 31, 2019 and changes during the years ended on those dates is presented in the following table:

STOCK OPTIONS OUTSTANDING	CANADIAN DOLLAR		UNITED STATES DOLLAR
	Number stock options	Weighted Average Exercise Price	Number of stock options	Weighted Average Exercise Price
Balance at December 31, 2019	860,379	$5.89	854,042	$2.65
Granted	79,494	0.99	1,997,291	0.96
Expired / forfeited	(105,908)	8.39	(761,528)	2.66
Balance at December 31, 2020	833,965	$5.10	2,089,805	$1.13

	CANADIAN DOLLAR		UNITED STATES DOLLAR
	Number stock options	Weighted Average Exercise Price	Number of stock options	Weighted Average Exercise Price
Balance at December 31, 2018	875,433	$18.20	50,349	$1.55
Granted	35,719	4.54	843,693	2.72
Expired / forfeited	(50,773)	31.79	(40,000)	3.72
Balance at December 31, 2019	860,379	$5.89	854,042	$2.65

The weighted-average remaining contractual life and weighted-average exercise price of options outstanding and of options exercisable as at December 31, 2020, are as follows:

Canadian Dollar Denominated Options
Exercise Price (CDN)	Number Outstanding	Weighted-average remaining contractual life (years)	Options Exercisable
$0.66	25,765	6.08	25,765
$0.96	27,304	6.75	27,304
$1.27	22,425	6.58	22,425
$1.70	4,000	6.95	-
$3.28	31,498	4.66	31,498
$4.54	682,422	3.09	360,237
$9.00	11,481	4.52	11,481
$30.00	28,260	0.65	28,260
$32.40	810	0.07	810
	833,965	3.61	507,780

United States Dollar Denominated Options
Exercise Price (USD)	Number Outstanding	Weighted-average remaining contractual life (years)	Options Exercisable
$0.73	19,568	6.75	19,568
$0.75	4,723	2.75	4,723
$0.96	1,350,000	6.58	-
$1.31	623,000	6.95	-
$1.55	50,349	0.96	50,349
$2.20	2,165	5.55	2,165
$3.72	40,000	1.69	-
	2,089,805	6.45	76,805

Total	2,923,770	5.64	584,585

The weighted average exercise price of Canadian dollar denominated options outstanding is CDN $5.10 and CDN $4.86 for options that are exercisable. The weighted average exercise price of U.S. dollar denominated options outstanding is U.S. $1.13 and U.S. $1.31 for options that are exercisable.

Inputs for Measurement of Grant Date Fair Values

The grant date fair value of all share-based payment plans was measured based on the Black-Scholes option pricing model. Expected volatility was estimated by considering historic average share price volatility. The weighted average inputs in the original currency of the grants (CDN$ or U.S.$) used in the measurement of fair values at grant date of the share-based option grants for the year end December 31, 2020 and 2019 are as follows:

	CANADIAN DOLLARS		UNITED STATES DOLLARS
	2020	2019	2020	2019
Fair value at grant	$0.82	1.61	0.89	1.48
Share price at grant	1.01	2.90	1.04	2.36
Exercise price	1.04	4.54	1.07	2.72
Expected option life	4 years	3.4 years	4.0 years	3.5 years
Risk free interest rate	0.67%	1.43%	0.29%	1.50%
Expected volatility	145.61%	98.10%	149.77	97.90%
Expected dividends	Nil	Nil	Nil	Nil

(c)	Warrants

In addition to the warrants accounted for as a liability at December 31, 2020 (see Note 8), the Company has 2,131,716 broker warrants that are issued, outstanding and exercisable in U.S. dollars (December 31, 2019: 1,219,276). These broker warrants expire between March 21, 2021 and November 6, 2025 (December 31, 2019: broker warrants had expiry dates between April 10, 2020 and March 21,2021).

Expiry date	Exercise Price	Outstanding at December 31, 2019[1]	Issued	Exercised	Expired	Outstanding at December 31, 2020[1]
April 12, 2020	$9.00000	89,795	-	-	(89,795)	-
August 10, 2020	$2.50000	537,570	-	-	(537,570)	-
March 21, 2021	$3.40000	591,911	-	-	-	591,911
June 10, 2024	$1.25000	-	1,260,000	-	-	1,260,000
March 27, 2025	$0.21250	-	490,000	(335,650)	-	154,350
November 6, 2025	$0.45335	-	386,015	(260,560)	-	125,455
Ending balance		1,219,276	2,136,015	(596,210)	(627,365)	2,131,716
Note 1 All broker warrants issued and outstanding are fully exercisable.  All broker warrants issued, outstanding and exercisable are in U.S. dollars.